Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000766011
Entity Registrant Name	CALEDONIA MINING CORPORATION PLC
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	6-K
Document Period End Date	Sep. 30, 2024
Entity File Number	001-38164